Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.80%
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)